Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [text block] [Abstract]
Schedule of intangible assets

Note 5 - Intangible Assets

As of December 31, 2021, and 2020:

USD thousands
IPR&D related to TyrNovo (see 5A below)	6,172
IPR&D related to Famewave (see 5B below)	14,310

Total intangible assets	20,482

A	Acquisition of Tyrnovo

1. On January 13, 2017, the Company completed its acquisition from Goldman Hirsh Partners Ltd (“GHP”) of a controlling interest in TyrNovo, a privately-owned Israeli company, which is developing NT219.

Pursuant to the terms of the transaction, the Company issued to GHP 564,625 of its Ordinary Shares (the “Consideration Shares”) and paid GHP aggregate cash proceeds of approximately USD 2 million (the “Cash Consideration”) in exchange for 9,570 Ordinary Shares in TyrNovo, which represented approximately 65% of TyrNovo’s shares. In addition, the Company was assigned a loan in the amount of USD 101 thousand which had been made by GHP to TyrNovo (the “TyrNovo Acquisition”). USD 167 thousand of the Cash Consideration was held back by the Company pending the fulfillment of certain conditions as agreed to between the Company and GHP. During 2019 the Company and GHP signed an agreement, according to which the Company paid GHP USD 91 thousand and the remaining amount of USD 76 thousand was retained by the Company to cover any future claims it might have with regards of any matter the above amount was withheld for and is waived by GHP. The Company wrote off this remaining liability in June 2019.

Acquisition of the Company was accounted for as the acquisition of a group of assets and liabilities in view of the acquired company not being a business and therefore not meeting the definition of a business combination in IFRS 3. Accordingly, the transaction consideration was allocated proportionately to the identifiable assets and liabilities acquired, based on their fair value at the acquisition date. In addition, no goodwill was recognized and no deferred taxes were recognized in respect of the temporary difference that existed on the acquisition date.

2.	Additional acquisition of minority shareholders

In October 2017, the Company signed an agreement for the acquisition of an additional 27% stake in TyrNovo (the “Newly Acquired TyrNovo Shares”), from a group of unaffiliated minority shareholders of TyrNovo, who collectively held 4,024 ordinary shares, or approximately 27%, of TyrNovo. The closing of this transaction took place on March 15, 2018, following which the Company held approximately 91.9% of TyrNovo’s issued and outstanding ordinary shares.

3.

Settlement with a minority shareholder

In June 2018, the Company signed an agreement with a minority shareholder in TyrNovo, Taoz, for the acquisition of its holding in TyrNovo, which was approximately 4.1% of TyrNovo’s share capital.

The closing of this transaction took place on June 15, 2018, following which the Company held approximately 97.4% of TyrNovo’s issued and outstanding ordinary shares.

4.	Non-controlling interests

Non-controlling interests are presented based on their proportionate interest in the recognized amount of the assets and liabilities of TyrNovo, see Note 10F.

5.	During 2019, TyrNovo issued 13,750 shares to Purple which increased the Company’s direct ownership of equity from 97.6% to 98.47%.

B.	Acquisition of Famewave

On March 14, 2019, the Company signed an agreement to acquire 100% of FameWave Ltd, a privately held biopharmaceutical Company developing CM24, (“FameWave”) from its shareholders in exchange for USD 10 million worth of its newly issued ADSs with a long-term lock-up period, priced at USD 12.3 per ADS, plus 50% warrant coverage based on an exercise price of USD 19.8 per ADS with a 4-year term. In addition, the Company provided a loan to FameWave of up to approximately USD 2 million to finance its operation until the closing of the acquisition. The acquisition closed on January 7, 2020.

In consideration of the transfer of the FameWave shares to the Company and completion of the other condition set forth in the acquisition agreement, the aggregate purchase price paid by the Company for 100% of shareholders, and other stake holders (a) 807,561 of the Company’s ADSs, (b) warrants to purchase 403,781 additional ADSs with a term of exercise of 4 years beginning on the date of issuance, and subject to other terms and conditions as set forth herein and in the ‘warrant agreements of the Company (c) 54,472 RSUs and 27,236 options to purchase 27,236 shares of the Company.

The consideration was recorded based on the fair value of the assets purchased.

Under the terms of the agreement, OrbiMed, Pontifax and Arkin Holdings, leading life-science focused investment funds, exchanged their shares in FameWave for Purple ADSs and warrants, and invested USD 3.5 million in Purple in exchange for additional 284,553 newly issued ADSs of Purple.

The acquisition was accounted for as an asset purchase as it does not meet the definition of a business combination in accordance with IFRS 3.

At the closing date, FameWave did not include a system of inputs and processes, and at this stage had no outputs. In addition, most of the fair value of the acquired assets is attributable to a single identifiable asset which is the in-process research and development asset. In addition, no goodwill was recognized on the acquisition date, See below.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

USD thousands
Cash	69
Intangible assets (1)	14,310
Other receivables	6
Trade payables	(2,283)
Other payables	(2,102)
Total net identifiable assets	10,000

(1)	In-process research and development Purchased in-process research and development expense represents the value assigned to research and development projects, which were commenced but not yet completed at the date of acquisition. Technological feasibility for these projects has not been established and they have no alternative future use in research and development activities or otherwise.

The fair value of the assets and liabilities recognized at the acquisition date was determined according to the estimated fair value of those items. The fair value was estimated as the amount for which those items could be acquired or sold between a willing buyer and a willing seller in an arm’s length transaction.

C.	As of December 31, 2021, the recoverable amount of the in-process research and development assets (hereinafter – “intangible assets”) was based on their value in use and was determined by discounting the future cash flows to be generated from them by using the discounted cash flows method, on the annual year test. The recoverable amount of the intangible assets exceeds their carrying amount, thus no impairment loss was recognized. The discount rate used for calculating intangible assets recoverable amount is 15.6%, in addition to taking into consideration the risks associated in drug candidates at this stage of development.